Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000258071 [Member]
Shareholder Report [Line Items]
Fund Name	Amplius Aggressive Asset Allocation ETF
Class Name	Amplius Aggressive Asset Allocation ETF
Trading Symbol	AAAA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplius Aggressive Asset Allocation ETF (the “Fund”) for the period of July 15, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ampliusetfs.com.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.ampliusetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.31%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.31%
Net Assets	$ 187,423,554
Holdings Count | holding	100
Advisory Fees Paid, Amount	$ 32,943
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$187,423,554	Advisory Fees	$32,943
# of Portfolio Holdings	100	Fees Waived and/or Expenses Reimbursed	$(12,424)
Portfolio Turnover Rate*	15%	Net Advisory Fees Paid	$20,519
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Domestic ETFs	56.4%
International ETFs	18.0%
Treasury ETFs	10.0%
Information Technology	5.4%
Financials	4.2%
Communication Services	1.6%
Consumer Discretionary	1.3%
Health Care	1.0%
Industrials	0.8%
Consumer Staples	0.6%
Energy	0.1%
Utilities	0.1%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global 100 ETF	13.1%
Invesco QQQ Trust Series 1	12.5%
iShares S&P 100 ETF	10.5%
iShares Core S&P U.S. Growth ETF	7.5%
iShares 0-3 Month Treasury Bond ETF	5.0%
iShares 0-5 Year TIPS Bond ETF	4.9%
Putnam Focused Large Cap Value ETF	2.9%
iShares Russell 1000 Growth ETF	2.6%
WisdomTree U.S. Quality Dividend Growth Fund	2.3%
iShares MSCI ACWI ETF	2.0%